Risk Management Arising From Financial Instruments (Schedule of Loss Allowance for Trade Receivables and Contract Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	100.00%	100.00%
Gross carrying amount	$ 38,373	$ 21,688
Write-off of amounts deemed uncollectible against gross receivables	(925)
Loss allowance	$ 18	$ 30
Not Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	77.00%	76.00%
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	11.00%	8.00%
Less Than 60 Days Past Due, More Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.00%	1.00%
More Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	11.00%	15.00%
Trade receivables and contract assets [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount	$ 13,689
Loss allowance	$ 18
Trade receivables and contract assets [member] | Legal entities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Gross carrying amount		$ 9,536
Loss allowance		$ 30
Trade receivables and contract assets [member] | Not Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.01%
Gross carrying amount	$ 9,849
Loss allowance	$ 1
Trade receivables and contract assets [member] | Not Due [member] | Legal entities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		0.10%
Gross carrying amount		$ 8,334
Loss allowance		$ 8
Trade receivables and contract assets [member] | Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.05%
Gross carrying amount	$ 2,482
Loss allowance	$ 1
Trade receivables and contract assets [member] | Current [member] | Legal entities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		2.60%
Gross carrying amount		$ 529
Loss allowance		$ 14
Trade receivables and contract assets [member] | Less Than 60 Days Past Due, More Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	0.21%
Gross carrying amount	$ 166
Loss allowance	$ 0
Trade receivables and contract assets [member] | Less Than 60 Days Past Due, More Than 30 Days Past Due [member] | Legal entities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		3.10%
Gross carrying amount		$ 96
Loss allowance		$ 3
Trade receivables and contract assets [member] | More Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate	1.34%
Gross carrying amount	$ 1,192
Loss allowance	16
Trade receivables and contract assets [member] | More Than 60 Days Past Due [member] | Legal entities [member]
Disclosure of financial assets that are either past due or impaired [line items]
Expected credit loss rate		0.90%
Gross carrying amount		$ 577
Loss allowance		$ 5
Trade and Other Receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Write-off of amounts deemed uncollectible against gross receivables	(925)
Loss allowance	18
IAS 39 [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loss allowance	943
IAS 39 [member] | Trade and Other Receivables [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loss allowance	$ 943